Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Trade receivables	$ 37,001	$ 41,874
Deposits and prepayments	2,038	2,987
VAT refundable	2,068	460
Other receivables	18	51
Total	$ 41,125	$ 45,372